Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001978954
Amendment Flag	false
Entity File Number	001-41954
Entity Registrant Name	BBB Foods Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Río Danubio 51
Entity Address, Address Line Two	Col. Cuauhtémoc
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	06500
Title of 12(b) Security	Class A Common Shares
Trading Symbol	TBBB
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers, S. C.
Auditor Location	Mexico City, Mexico
Auditor Firm ID	1128
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Río Danubio 51
Entity Address, Address Line Two	Col. Cuauhtémoc
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	06500
Contact Personnel Name	Eduardo Pizzuto Espinosa
City Area Code	52
Local Phone Number	1102 1202
Contact Personnel Email Address	ep@tiendas3b.com
Class A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	38,709,677
Class B Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,200,000
Class C Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	68,291,075